Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

October 31, 2019

GAI-QTLY-1219
1.809089.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
		Shares	Value (000s)
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. (a)		184,015	$7,083
Verizon Communications, Inc.		1,527,674	92,378
			99,461
Entertainment - 1.6%
Activision Blizzard, Inc.		505,400	28,318
The Walt Disney Co.		154,200	20,034
Vivendi SA		1,892,800	52,692
			101,044
Interactive Media & Services - 0.4%
Alphabet, Inc.:
Class A (b)		11,407	14,359
Class C (b)		11,136	14,033
			28,392
Media - 4.8%
Comcast Corp. Class A (a)		5,809,100	260,364
Interpublic Group of Companies, Inc.		1,207,000	26,252
Omnicom Group, Inc.		99,700	7,696
Sinclair Broadcast Group, Inc. Class A		419,200	16,701
			311,013

TOTAL COMMUNICATION SERVICES			539,910

CONSUMER DISCRETIONARY - 1.7%
Household Durables - 0.3%
Mohawk Industries, Inc. (b)		2,600	373
Whirlpool Corp.		141,900	21,586
			21,959
Leisure Products - 0.1%
Brunswick Corp.		133,700	7,787
Specialty Retail - 1.1%
Lowe's Companies, Inc.		468,679	52,309
TJX Companies, Inc.		277,400	15,992
			68,301
Textiles, Apparel & Luxury Goods - 0.2%
Puma AG		9,693	729
PVH Corp.		111,500	9,718
Tapestry, Inc.		76,200	1,971
			12,418

TOTAL CONSUMER DISCRETIONARY			110,465

CONSUMER STAPLES - 9.2%
Beverages - 1.2%
The Coca-Cola Co. (a)		1,434,603	78,085
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.		421,300	23,079
Walmart, Inc.		850,400	99,718
			122,797
Food Products - 0.4%
Nestle SA sponsored ADR		250,000	26,790
The Hershey Co.		600	88
			26,878
Household Products - 1.3%
Colgate-Palmolive Co.		20,100	1,379
Energizer Holdings, Inc.		140,400	5,966
Procter & Gamble Co. (a)		475,915	59,256
Spectrum Brands Holdings, Inc.		322,100	16,173
			82,774
Tobacco - 4.4%
Altria Group, Inc.		4,944,900	221,482
British American Tobacco PLC sponsored ADR		1,137,700	39,774
Philip Morris International, Inc.		270,100	21,997
			283,253

TOTAL CONSUMER STAPLES			593,787

ENERGY - 8.6%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.		134,000	4,380
Oil, Gas & Consumable Fuels - 8.6%
BP PLC sponsored ADR (c)		826,239	31,323
Cenovus Energy, Inc.		37,200	316
Cenovus Energy, Inc. (Canada) (c)		9,855,600	83,957
Equinor ASA sponsored ADR		3,153,000	58,362
Exxon Mobil Corp.		4,332,300	292,734
Hess Corp.		872,600	57,373
Kosmos Energy Ltd.		4,915,673	30,477
Noble Energy, Inc.		106,600	2,053
			556,595

TOTAL ENERGY			560,975

FINANCIALS - 17.9%
Banks - 12.5%
Bank of America Corp. (a)		6,298,656	196,959
Citigroup, Inc.		500,930	35,997
First Hawaiian, Inc.		329,400	9,003
JPMorgan Chase & Co. (a)		1,198,192	149,678
M&T Bank Corp.		73,400	11,489
PNC Financial Services Group, Inc.		563,354	82,644
SunTrust Banks, Inc.		1,031,066	70,463
U.S. Bancorp		967,073	55,143
Wells Fargo & Co.		3,864,541	199,526
			810,902
Capital Markets - 4.1%
Apollo Global Management LLC Class A		15,600	642
Brookfield Asset Management, Inc.		247,957	13,700
Cboe Global Markets, Inc.		45,000	5,182
Charles Schwab Corp.		339,443	13,819
FS KKR Capital Corp.		26,109	149
KKR & Co. LP		855,743	24,671
Morgan Stanley		442,597	20,382
Northern Trust Corp.		964,664	96,158
Raymond James Financial, Inc.		128,000	10,687
S&P Global, Inc.		2,600	671
State Street Corp.		1,194,527	78,922
Virtu Financial, Inc. Class A		103,117	1,749
			266,732
Consumer Finance - 0.0%
Shriram Transport Finance Co. Ltd.		170,100	2,725
Insurance - 1.0%
Chubb Ltd.		176,800	26,948
Marsh & McLennan Companies, Inc.		204,007	21,139
The Travelers Companies, Inc.		105,300	13,801
			61,888
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.		773,168	19,407

TOTAL FINANCIALS			1,161,654

HEALTH CARE - 17.2%
Biotechnology - 1.8%
AbbVie, Inc.		352,500	28,041
Alexion Pharmaceuticals, Inc. (b)		338,100	35,636
Amgen, Inc.		158,600	33,821
Intercept Pharmaceuticals, Inc. (b)		230,704	16,791
			114,289
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.		44,400	11,366
Boston Scientific Corp. (a)(b)		174,000	7,256
			18,622
Health Care Providers & Services - 7.0%
AmerisourceBergen Corp.		502,300	42,886
Cardinal Health, Inc.		1,005,200	49,707
Cigna Corp.		429,400	76,631
CVS Health Corp.		1,947,804	129,315
McKesson Corp. (a)		530,587	70,568
Patterson Companies, Inc. (c)		695,870	11,920
UnitedHealth Group, Inc.		300,500	75,936
			456,963
Pharmaceuticals - 8.1%
Bayer AG		1,323,086	102,640
Bristol-Myers Squibb Co.		2,843,310	163,121
GlaxoSmithKline PLC sponsored ADR		2,686,512	123,042
Johnson & Johnson		1,037,069	136,935
Novartis AG sponsored ADR		7,344	642
			526,380

TOTAL HEALTH CARE			1,116,254

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.5%
General Dynamics Corp.		155,600	27,510
Huntington Ingalls Industries, Inc.		76,300	17,218
Meggitt PLC		4,480	36
The Boeing Co.		21,500	7,308
United Technologies Corp. (a)		321,782	46,201
			98,273
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.		78,900	5,968
Expeditors International of Washington, Inc.		9,700	708
FedEx Corp.		75,000	11,450
United Parcel Service, Inc. Class B		1,030,104	118,637
			136,763
Commercial Services & Supplies - 0.6%
Healthcare Services Group, Inc. (c)		639,900	15,588
Interface, Inc.		809,800	13,467
Ritchie Bros. Auctioneers, Inc.		19,100	786
Stericycle, Inc. (b)		125,675	7,239
			37,080
Electrical Equipment - 0.6%
Acuity Brands, Inc.		113,300	14,139
Hubbell, Inc. Class B		160,239	22,706
Rockwell Automation, Inc.		26,000	4,472
			41,317
Industrial Conglomerates - 5.5%
3M Co.		17,200	2,838
General Electric Co.		35,715,427	356,436
			359,274
Machinery - 0.7%
Donaldson Co., Inc.		227,400	11,993
Flowserve Corp.		303,100	14,803
Westinghouse Air Brake Co. (a)		299,390	20,769
			47,565
Professional Services - 0.5%
RELX PLC (London Stock Exchange)		1,306,865	31,453
Robert Half International, Inc.		22,100	1,266
			32,719
Road & Rail - 2.3%
J.B. Hunt Transport Services, Inc. (a)		403,340	47,417
Knight-Swift Transportation Holdings, Inc. Class A		1,444,300	52,659
Union Pacific Corp.		278,100	46,014
			146,090
Trading Companies & Distributors - 0.8%
Fastenal Co.		183,400	6,591
MSC Industrial Direct Co., Inc. Class A		8,600	630
Watsco, Inc. (c)		234,592	41,359
			48,580

TOTAL INDUSTRIALS			947,661

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 0.2%
Cisco Systems, Inc.		236,752	11,248
IT Services - 2.2%
Genpact Ltd.		109,400	4,285
IBM Corp.		150,200	20,086
MasterCard, Inc. Class A		2,400	664
Paychex, Inc.		110,452	9,238
Unisys Corp. (b)		882,218	9,052
Visa, Inc. Class A (a)		556,879	99,603
			142,928
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.		75,900	8,093
Applied Materials, Inc. (a)		358,600	19,458
Marvell Technology Group Ltd.		173,800	4,239
NVIDIA Corp.		3,500	704
Qualcomm, Inc. (a)		1,864,146	149,952
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		103,000	5,318
			187,764
Software - 6.7%
Microsoft Corp. (a)		2,106,799	302,052
Oracle Corp.		1,076,853	58,678
SAP SE sponsored ADR (c)		543,900	72,110
			432,840
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.		588,994	146,518

TOTAL INFORMATION TECHNOLOGY			921,298

MATERIALS - 0.9%
Chemicals - 0.7%
Corteva, Inc.		244,766	6,457
International Flavors & Fragrances, Inc. (c)		58,000	7,077
Nutrien Ltd.		551,880	26,402
The Scotts Miracle-Gro Co. Class A (a)		64,200	6,445
			46,381
Metals & Mining - 0.2%
BHP Billiton Ltd. sponsored ADR (c)		192,300	9,405

TOTAL MATERIALS			55,786

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp. (a)		117,500	25,624
CoreSite Realty Corp.		131,000	15,393
Equinix, Inc. (a)		50,200	28,452
Public Storage		41,400	9,226
Simon Property Group, Inc.		64,500	9,719
			88,414
UTILITIES - 0.8%
Electric Utilities - 0.6%
Duke Energy Corp.		134,800	12,706
Edison International		10,400	654
Exelon Corp.		141,400	6,432
PPL Corp.		387,800	12,987
Southern Co. (a)		75,600	4,737
			37,516
Multi-Utilities - 0.2%
Sempra Energy		82,400	11,908

TOTAL UTILITIES			49,424

TOTAL COMMON STOCKS
(Cost $5,242,986)			6,145,628

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. Series A, 6.125%		322,800	19,937
Life Sciences Tools & Services - 0.1%
Avantor, Inc. Series A 6.25%		60,400	3,138
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,389)			23,075
		Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. 2% 5/15/26		2,221	2,080
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (e)	EUR	6,700	6,457
TOTAL CONVERTIBLE BONDS
(Cost $9,392)			8,537
		Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)		13,918,118	1,224
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (f)(g)(h)		12,034,953	7,823
TOTAL OTHER
(Cost $18,054)			9,047

Money Market Funds - 5.5%
Fidelity Cash Central Fund 1.83%(i)		305,376,047	305,437
Fidelity Securities Lending Cash Central Fund 1.84% (i)(j)		50,069,146	50,074
TOTAL MONEY MARKET FUNDS
(Cost $355,506)			355,511
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $5,647,327)			6,541,798
NET OTHER ASSETS (LIABILITIES) - (0.9)%			(56,685)
NET ASSETS - 100%			$6,485,113

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
American Tower Corp.	Chicago Board Options Exchange	77	$1,679	$250.00	1/17/20	$(4)
American Tower Corp.	Chicago Board Options Exchange	77	1,679	240.00	1/17/20	(10)
Applied Materials, Inc.	Chicago Board Options Exchange	916	4,970	57.50	1/17/20	(154)
AT&T, Inc.	Chicago Board Options Exchange	1,754	6,751	40.00	1/17/20	(92)
Bank of America Corp.	Chicago Board Options Exchange	3,352	10,482	30.00	11/15/19	(486)
Bank of America Corp.	Chicago Board Options Exchange	3,352	10,482	31.00	11/15/19	(228)
Boston Scientific Corp.	Chicago Board Options Exchange	1,601	6,676	45.00	11/15/19	(3)
Comcast Corp.	Chicago Board Options Exchange	2,897	12,984	50.00	1/17/20	(38)
Equinix, Inc.	Chicago Board Options Exchange	59	3,344	570.00	12/20/19	(87)
Equinix, Inc.	Chicago Board Options Exchange	59	3,344	580.00	12/20/19	(60)
Flowserve Corp.	Bank of America NA	2,370	11,575	55.00	2/21/20	(252)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	611	7,183	125.00	2/21/20	(232)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,830	22,860	120.00	12/20/19	(1,235)
JPMorgan Chase & Co.	Chicago Board Options Exchange	1,831	22,873	115.00	12/20/19	(2,005)
JPMorgan Chase & Co.	Chicago Board Options Exchange	536	6,696	130.00	1/17/20	(103)
McKesson Corp.	Chicago Board Options Exchange	459	6,105	160.00	11/15/19	(2)
Microsoft Corp.	Chicago Board Options Exchange	995	14,265	155.00	1/17/20	(108)
Proctor & Gamble Co.	Chicago Board Options Exchange	460	5,727	125.00	3/20/20	(248)
Proctor & Gamble Co.	Chicago Board Options Exchange	460	5,727	130.00	3/20/20	(143)
Qualcomm, Inc.	Chicago Board Options Exchange	914	7,352	87.50	11/15/19	(31)
Qualcomm, Inc.	Chicago Board Options Exchange	914	7,352	90.00	11/15/19	(10)
Scotts Miracle-Gro Co.	Chicago Board Options Exchange	305	3,062	115.00	12/20/19	(14)
Scotts Miracle-Gro Co.	Chicago Board Options Exchange	305	3,062	120.00	12/20/19	(6)
Southern Co.	Chicago Board Options Exchange	614	3,847	57.50	11/15/19	(315)
The Coca-Cola Co.	Chicago Board Options Exchange	1,450	7,892	57.50	11/15/19	(1)
United Technologies Corp.	Chicago Board Options Exchange	154	2,211	135.00	11/15/19	(132)
Visa, Inc.	Chicago Board Options Exchange	229	4,096	190.00	1/17/20	(41)
Westinghouse Air Brake Co.	Chicago Board Options Exchange	840	5,827	85.00	12/20/19	(13)
TOTAL WRITTEN OPTIONS						$(6,053)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $198,528,000.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,457,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,047,000 or 0.1% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,019
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$12,035

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14
Fidelity Securities Lending Cash Central Fund	0
Total	$14

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.